UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3081

Dreyfus Appreciation Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/14

P:\

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
March 31, 2014 (Unaudited)

Common Stocks--99.6%	Shares		Value ($)
Banks--3.9%
HSBC Holdings, ADR	375,216	a	19,072,229
JPMorgan Chase & Co.	2,357,850		143,145,073
Wells Fargo & Co.	1,246,200		61,985,988
			224,203,290
Capital Goods--3.7%
Berkshire Hathaway, Cl. A	302	b	56,579,715
Caterpillar	544,400		54,097,028
General Electric	398,000		10,304,220
United Technologies	819,150		95,709,486
			216,690,449
Consumer Durables & Apparel--1.0%
Christian Dior	314,050		60,544,793
Consumer Services--2.9%
McDonald's	1,691,400		165,807,942
Diversified Financials--3.8%
American Express	482,950		43,479,988
BlackRock	302,650		95,177,372
Franklin Resources	1,553,750		84,182,175
			222,839,535
Energy--17.7%
Canadian Natural Resources	672,200		25,792,314
Chevron	1,843,900		219,258,149
ConocoPhillips	1,397,700		98,328,195
EOG Resources	95,600		18,753,852
Exxon Mobil	2,933,498		286,544,085
Imperial Oil	1,293,850	a	60,228,717
Occidental Petroleum	1,616,900		154,074,401
Phillips 66	774,300		59,667,558
Total, ADR	1,526,900	a	100,164,640
			1,022,811,911
Food & Staples Retailing--2.3%

Walgreen	1,746,450		115,318,093
Whole Foods Market	303,650		15,398,091
			130,716,184
Food, Beverage & Tobacco--18.9%
Altria Group	3,311,650		123,955,059
Coca-Cola	6,425,500		248,409,830
Diageo, ADR	481,300	a	59,965,167
Kraft Foods Group	479,356		26,891,872
Mondelez International, Cl. A	1,734,968		59,943,144
Nestle, ADR	2,263,350		170,249,187
PepsiCo	967,700		80,802,950
Philip Morris International	3,301,750		270,314,272
SABMiller	1,110,700		55,477,232
			1,096,008,713
Health Care Equipment & Services--1.3%
Abbott Laboratories	1,965,200		75,679,852
Household & Personal Products--4.3%
Estee Lauder, Cl. A	1,281,750		85,723,440
Procter & Gamble	1,996,600		160,925,960
			246,649,400
Insurance--.6%
ACE	368,000		36,454,080
Materials--3.1%
Air Products & Chemicals	378,250		45,026,880
Freeport-McMoRan Copper & Gold	1,775,250		58,707,518
Praxair	600,350		78,627,840
			182,362,238
Media--6.1%
Comcast, Cl. A	1,246,200		62,334,924
McGraw-Hill Financial	630,050		48,072,815
News Corp., Cl. A	532,077	b	9,162,366
News Corp., Cl. B	23,475	b	392,033
Time Warner Cable	517,950		71,052,381
Twenty-First Century Fox, Cl. A	2,121,658		67,829,406
Twenty-First Century Fox, Cl. B	159,650		4,968,308
Walt Disney	1,150,950		92,156,567
			355,968,800

Pharmaceuticals, Biotech & Life Sciences--11.1%
AbbVie	1,915,250		98,443,850
Gilead Sciences	200,000	b	14,172,000
Johnson & Johnson	2,142,100		210,418,483
Merck & Co.	694,150		39,406,896
Novartis, ADR	386,000		32,817,720
Novo Nordisk, ADR	2,656,500		121,269,225
Roche Holding, ADR	3,400,100		128,251,772
			644,779,946
Retailing--3.4%
Target	1,477,000		89,373,270
Wal-Mart Stores	1,390,150		106,249,165
			195,622,435
Semiconductors & Semiconductor Equipment--3.3%
Intel	2,399,650		61,934,967
Texas Instruments	2,131,400		100,495,510
Xilinx	479,000		25,995,330
			188,425,807
Software & Services--5.0%
Automatic Data Processing	951,300		73,497,438
International Business Machines	738,150		142,086,494
Oracle	1,774,050		72,576,386
			288,160,318
Technology Hardware & Equipment--6.0%
Apple	524,700		281,627,478
QUALCOMM	838,400		66,116,224
			347,743,702
Transportation--1.2%
Canadian Pacific Railway	455,400		68,505,822
Total Common Stocks
(cost $3,222,567,586)			5,769,975,217
Investment of Cash Collateral for
Securities Loaned--.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $22,348,017)	22,348,017	[c]	22,348,017

Total Investments (cost $3,244,915,603)	100.0%	5,792,323,234
Liabilities, Less Cash and Receivables	(.0%)	(1,101,814)
Net Assets	100.0%	5,791,221,420

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At March 31, 2014, the value of the fund's securities on loan was $21,867,245 and the value of the collateral held by the fund was $22,348,017.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At March 31, 2014, net unrealized appreciation on investments was $2,547,407,631 of which $2,572,361,637 related to appreciated investment securities and $24,954,006 related to depreciated investment securities. At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	18.9
Energy	17.7
Pharmaceuticals, Biotech & Life Sciences	11.1
Media	6.1
Technology Hardware & Equipment	6.0
Software & Services	5.0
Household & Personal Products	4.3
Banks	3.9
Diversified Financials	3.8
Capital Goods	3.7
Retailing	3.4
Semiconductors & Semiconductor Equipment	3.3
Materials	3.1
Consumer Services	2.9
Food & Staples Retailing	2.3
Health Care Equipment & Services	1.3
Transportation	1.2
Consumer Durables & Apparel	1.0
Insurance	.6
Money Market Investment	.4
100.0

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	4,867,636,399	-	-	4,867,636,399
Equity Securities - Foreign Common Stocks+	786,316,793	116,022,025++	-	902,338,818
Mutual Funds	22,348,017	-	-	22,348,017

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

By: /s/James Windels
James Windels Treasurer
Date:	May 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)